Other Payables and Accrued Liabilities	6 Months Ended
Jun. 30, 2023
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 12 — Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Salary payables	1,909,260	1,133,994	156,937
Other payables and accrued expenses	10,233,141	25,988,280	3,596,596
Accrued interest payable	10,086,400	9,739,427	1,347,868
Total other payables and accrued liabilities	22,228,801	36,861,701	5,101,401